Debentures	12 Months Ended
Dec. 31, 2017
Debentures [Abstract]
Debentures

17.              Debentures

The balances of debentures come from the acquisition of Cetrel, acquired in October 2017 (Note 1(a.ii)).

Issue date	Series	Maturity	Annual financial charges (%)	2017
March-2013	Single	March-2025	IPCA + 6%	216,968
September-2013	Single	September-2025	126,5% of CDI	96,356
				313,324

Current liabilities				27,183
Non-current liabilities				286,141
Total				313,324

(a)             Payment schedule

2017

2019	26,629
2020	43,674
2021	49,326
2022	49,326
2023	49,326
2024	49,326
2025	18,534
Total	286,141

(b)             Guarantees

The Company entered into agreements for the fiduciary assignment of receivables, with the maintenance of collection accounts in order to meet the debt service equivalent for up to three months of future installments, in accordance with the respective assignment agreements.